Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Group
Other receivables	$ 134	$ 246
Taxation receivable	676	1,019
Related party receivable	322	24
Prepayments	28	42
Other current assets		276
Total	$ 1,162	$ 1,069